April 27, 2026
Updating Summary Prospectus For Investors in Equity Advantage VUL Flexible Premium Variable Life Insurance Policies
Issued by Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company
This Updating Summary Prospectus includes updating information about MetLife's Equity Advantage VUL individual flexible premium variable life insurance policies (the “Policies”) issued by Metropolitan Life Insurance Company (“MetLife,” the “Company,” “we,” “us” or “our).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/PUFT/MET000252. You can also obtain this information at no cost by calling our TeleService Center at (800) 638-5000, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since You last received the Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since You entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to "Important Information You Should Consider About the Policy" and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
If, during the first ten Policy Years, or during the first ten Policy
Years following a face amount increase, You surrender or lapse your
Policy, reduce the face amount, or make a partial withdrawal or make a change in death benefit option that reduces the face
amount, then we will deduct a Surrender Charge from the Cash
Value.
The maximum Surrender Charge is 3.825% of specified face amount.
For example, the maximum Surrender Charge during the first year after issue (or a specified face amount increase), assuming an initial face amount (or subsequent specified face amount increase) of
$100,000, is $3,825.
“Charges - Surrender Charge, Partial Withdrawal Charge”
Transaction Charges
In addition to Surrender Charges, You also may be charged for other transactions (such as when You make a Premium payment, transfer
Cash Value between investment options, make a partial withdrawal, or request an illustration if You have requested more than one illustration in a year).
“Charges - Deductions from Premiums, Surrender Charge, Partial Withdrawal Charge, Transfer Charge”
Ongoing Fees and Expenses (annual charges)
In addition to Surrender Charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g.,
Age, sex and risk classification). There is also a mortality and expense risk charge deducted. You should review the Policy
specifications page of your Policy for rates applicable to your Policy.

You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges – Monthly Deduction from Cash Value, Charges Against the Portfolios and the Divisions of the Separate Account”
	ANNUAL FEE	MIN.	MAX.
	Investment options (Portfolio fees and expenses)	0.27%	1.13%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Not a Short- Term Investment
The Policies are designed to provide lifetime insurance protection.
They should not be used as a short-term investment or if You need ready access to cash, because You will be charged when You make
Premium payments and You may also pay Surrender Charges when surrendering the Policy or taking a partial withdrawal. In addition, surrenders or withdrawals may be subject to ordinary income tax or tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., Portfolios). Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to You.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 638-5000 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
“Prinicipal Risks”
Contract Lapse
Your Policy may lapse if You have not paid a sufficient amount of
Premiums or if the investment experience of the Portfolios is poor,
You have taken partial withdrawals, or the Cash Surrender Value under your Policy is insufficient to cover the Monthly Deduction.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for
reinstatement are met including the payment of required Premiums.
“Prinicipal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Policy Owners may transfer Cash Value between and among the
Divisions and the Fixed Account. There are limitations on transfers from the Fixed Account and limits on the minimum amount Policy
Owners may transfer. Metropolitan Life also reserves the right to limit transfers to four (4) per Policy Year and to impose a charge of
$25 per transfer. Restrictions may apply to frequent transfers.

Metropolitan Life reserves the right to remove or substitute
Portfolios as investment options that are available under the Policy.
“Transfer Charge” and “Transfers”
Optional Benefits
The Option to Purchase Additional Insurance Coverage Rider,
Overloan Protection Rider, Guaranteed Survivor Income Benefit
Rider and Guaranteed Minimum Death Benefit Rider were available to be elected at Policy issue only. The Children's Term Insurance
Rider, Waiver of Monthly Deduction Rider, Waiver of Specified
Premium Rider, and Accidental Death Benefit Rider may no longer be elected. We still allow the addition of the Acceleration of Death
Benefit Rider. You may not elect both the Waiver of Monthly
Deduction Rider and the Waiver of Specified Premium Rider.
“Additional Benefits”

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Tax Considerations”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. This conflict of interest may influence your investment professional when advising You on your Policy.
“Distribution of the Policies”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
“The Policies-Replacing Existing Insurance”

GLOSSARY
Age — The age of an Insured refers to the Insured’s age at his or her nearest birthday.
Attained Age — The Insured’s Issue Age plus the number of completed Policy Years.
Base Policy — The Policy without riders.
Beneficiary — The beneficiary is the person or persons designated by the Policy Owner to receive insurance proceeds upon the death of the Insured. A beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the death of the Insured. If there is more than one beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Policy Owner.
Cash Surrender Value — The amount you receive if you surrender the Policy. It is equal to the Policy’s Cash Value reduced by any Surrender Charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Cash Value — A Policy’s cash value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account, if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account, and any amount held in the EDCA account.
Designated Office —  Our designated office varies based on the type of service request or transaction that you are making. The most recent correspondence or annual statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. Your Premium payment bill will have the address and telephone number that you can use to pay Premiums. We will notify you if there are changes to this information.
Division — A sub-account of the Separate Account that invests in shares of an open-ended management investment company or other pools of investment assets.
Fixed Account  — The fixed Account is a part of our General Account to which you may allocate Net Premiums. It provides guarantees of principal and interest. Aspects of the fixed account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account.
Indebtedness — The total of any unpaid Policy loan and loan interest.
Insured — The person upon whose life the Policy is issued.
Investment Start Date — This is the later of the Policy Date and the date we first receive a Premium payment for the Policy.
Issue Age — The Age of the Insured as of his or her birthday nearest to the Policy Date.
Loan Account — The account to which Cash Value from the Separate and/or Fixed Accounts is transferred when a Policy loan is taken.

Monthly Anniversary — The same date in each month as the Policy Date. For purposes of the Separate Account, whenever the Monthly Anniversary date falls on a date other than a Valuation Date, the next valuation date will be deemed to be the Monthly Anniversary.
Net Cash Value — The Policy’s Cash Value less any outstanding loans and accrued loan interest.
Net Premium — The net premium is equal to the Premium payment minus the sales charge, the premium tax charge, and the federal tax charge.
Planned Premium — The planned premium is the Premium payment schedule You choose to help meet your future goals under the Policy. The planned premium consists of a first-year Premium amount and an amount for Premium payments in subsequent Policy years. It is subject to certain limits under the Policy.
Policy Date — The date on which coverage under the Policy and Monthly Deductions begin. If You make a Premium payment with the application, unless You request otherwise, the policy date is generally the date the Policy application is approved. If You choose to pay the initial Premium upon delivery of the Policy, unless You request otherwise, the policy date is generally the date on which we receive your initial payment. The policy date is used to measure Policy Years, Policy months, and Policy anniversaries.
Policy Year  — A policy year is a 12 month period between the anniversaries of a Policy. The first policy year starts on the Policy Date.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division’s assets are invested.
Premiums — Premiums include all payments under the Policy, whether a Planned Premium or an unscheduled payment.
Separate Account — Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest Premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Target Premium — We use the target premium to determine the amount of Mortality and Expense Risk Charge imposed on the Separate Account and the amount of Sales Charge imposed on Premium payments. The target premium varies by Issue Age, sex (except for unisex Policies), smoking status and any flat extras and substandard rating of the Insured, and the Policy’s base face amount, with additional amounts for most riders.
Valuation Date — Each day on which the New York Stock Exchange is open for trading or, on days other than when the New York Stock Exchange is open, on which it is determined that there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its redeemable securities might be materially affected. Valuations for any date other than a valuation date will be determined as of the next valuation date.
Valuation Period — The period between two successive Valuation Dates, commencing at 4:00 p.m., Eastern Time, on each Valuation Date and ending at 4:00 p.m., Eastern Time, on the next succeeding Valuation Date.
You — “You” refers to the Policy Owner.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000252. You can also request this information at no cost by calling (800) 638-5000 or by sending an email request to RCG@metlife.com. Updated performance information is available at http://www.metlife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Global Equity	American Funds SMALLCAP World Fund®*†† - Class 2 Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
US Fixed Income	American Funds The Bond Fund of America* - Class 2 Capital Research and Management CompanySM	0.47%	7.26%	-0.14%	2.36%
Allocation	American Funds® Aggressive Allocation Portfolio - Class B Brighthouse Investment Advisers, LLC	0.69%	20.32%	9.62%	11.22%
Allocation	American Funds® Balanced Allocation Portfolio - Class B Brighthouse Investment Advisers, LLC	0.66%	17.35%	7.60%	9.31%
Allocation	American Funds® Moderate Allocation Portfolio - Class B Brighthouse Investment Advisers, LLC	0.65%	14.78%	6.01%	7.61%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.74%	19.31%	0.96%	7.62%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.71%	17.41%	8.91%	10.97%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class A Brighthouse Investment Advisers, LLC	0.68%	9.47%	2.32%	4.22%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	11.75%	4.10%	5.95%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.66%	13.96%	5.80%	7.73%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class A Brighthouse Investment Advisers, LLC	0.68%	15.91%	7.42%	9.49%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	1.82%	7.04%	8.32%
Global Fixed Income	Brighthouse/Templeton International Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.69%	16.64%	-0.44%	-0.39%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	15.91%	12.30%	13.62%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Allocation	Franklin Income VIP Fund§ - Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
US Equity	Franklin Mutual Shares VIP Fund§ - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	5.16%	3.79%	10.15%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.79%	12.94%	6.52%	9.50%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	5.29%	7.44%	9.43%
US Equity	Loomis Sayles Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.89%	4.03%	2.54%	10.12%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.56%	22.72%	5.80%	7.83%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.65%	13.55%	-5.58%	14.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.58%	9.21%	0.19%	2.55%
International Equity	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	34.45%	6.31%	—
Allocation	State Street Moderate ETF Portfolio - Class A (formerly known as SSGA Growth and Income ETF Portfolio - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.50%	17.09%	7.46%	8.13%
Allocation	State Street Moderately Aggressive ETF Portfolio - Class A (formerly known as SSGA Growth ETF Portfolio - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.53%	19.53%	9.28%	9.58%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	15.70%	9.64%	14.39%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.70%	3.75%	4.08%	10.05%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	10.30%	5.75%	10.88%
Sector	VanEck Global Natural Resources Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation	0.77%	36.78%	10.65%	8.79%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	2.51%	9.90%	9.86%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
§
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
##
Effective April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.
††
Effective May 1, 2026, the American Funds Global Small Capitalization Fund changed its name to American Funds SMALLCAP World Fund®.

Index SelectorSM: If You elect the Index SelectorSM You are limited to allocating your purchase payments and Cash Value among the following funding options and the Fixed Account:
MetLife Aggregate Bond Index Portfolio
MetLife MSCI EAFE ® Index Portfolio
MetLife Stock Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Russell 2000 ® Index Portfolio
The fee and expense information regarding the Portfolios was provided by those Portfolios.

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, dated the same date as this Updating Summary Prospectus, and which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling our TeleService Center at (800) 638-5000, by going online at dfinview.com/metlife/PUFT/MET000252, or by sending an email request to RCG@metlife.com. For Division transfers and Premium reallocations, for current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call us at (800) 638-5000.
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EDGAR ID: C000058203